Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Operating activities
Royalties received	$ 13,702,276	$ 9,294,808	$ 25,576,105
Interest received	5,541	6,939	8,878
Expenses paid	(1,124,467)	(1,080,534)	(1,313,881)
Net cash from operating activities	12,583,350	8,221,213	24,271,102
Investing activities
Maturities of U.S. Government securities	5,740,659	510,573	205,056
Purchases of U.S. Government securities		(5,940,958)	(255,760)
Net cash used for investing activities	5,740,659	(5,430,385)	(50,704)
Financing activity
Distributions to unitholders	(7,216,006)	(8,921,606)	(23,222,418)
Net change in cash and cash equivalents	11,108,003	(6,130,778)	997,980
Cash and cash equivalents, beginning of year	2,587,165	8,717,943	7,719,963
Cash and cash equivalents, end of period	13,695,168	2,587,165	8,717,943
Reconciliation of net income to net cash from operating activities
Net income	9,613,112	8,558,841	24,767,848
Decrease (increase) in accrued income receivable	933,101	(419,761)	(495,132)
Decrease (increase) in prepaid expense	1,322	27	(7)
Increase (decrease) in accrued expenses	(63,600)	82,106	(1,607)
Increase in deferred royalty revenue	2,099,415
Net cash from operating activities	12,583,350	8,221,213	24,271,102
Non cash financing activity
Distributions declared and payable	$ 1,836,801	$ 656,001	$ 8,396,806